PROPERTY AND EQUIPMENT (Schedule of Equipment) (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,707,252	$ 2,042,609	$ 1,109,504
Less: Accumulated depreciation	922,852	865,860	683,854
Property and equipment, net	1,784,400	1,176,749	425,650
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	78,229	82,453	55,817
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,375,505	1,695,604	789,135
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	33,128	32,693	32,693
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 220,390	$ 231,859	$ 231,859